Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 51,034	$ 45,034
Less: accumulated depreciation	(5,679)	(2,691)
Total property and equipment, net	45,355	42,343
Office furniture and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	660	468
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,685	1,464
Equipment and machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,456	2,091
Nanox.ARC [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,838	1,380
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,126	854
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	296	243
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,314	6,314
Production line [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 33,659	$ 32,220